Accumulated other comprehensive income (loss) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Accumulated other comprehensive income (loss)
Balance, Pre-tax		$ (13,098)	$ (17,379)	$ (4,340)
Movements of the year, Pre-tax	$ 1,092	21,258	4,281	(13,039)
Balance, Pre-tax		8,160	(13,098)	(17,379)
Balance, Deferred taxes		11,162	12,446	8,534
Movements of the year, Deferred taxes	(328)	(6,377)	(1,284)	3,912
Balance, Deferred taxes		4,785	11,162	12,446
Balance, Net of tax		(1,936)	(4,933)	4,194
Movements of the year, Net of tax		14,881	2,997	(9,127)
Balance, Net of tax	$ 665	$ 12,945	$ (1,936)	$ (4,933)